Supplemental Data (Summary of Inventories) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Inventory
Raw materials	$ 323	$ 331
Work in process	148	171
Finished goods	938	996
Supplies and other	243	243
Gross inventories	1,652	1,741
Excess of FIFO or weighted-average cost over LIFO cost	(200)	(192)
Total	1,452	1,549
LIFO
Inventory
Raw materials	122	121
Work in process	116	116
Finished goods	510	520
Supplies and other	0	0
Gross inventories	748	757
Excess of FIFO or weighted-average cost over LIFO cost	(200)	(192)
Total	548	565
Non-LIFO
Inventory
Raw materials	201	210
Work in process	32	55
Finished goods	428	476
Supplies and other	243	243
Gross inventories	904	984
Excess of FIFO or weighted-average cost over LIFO cost	0	0
Total	$ 904	$ 984